Liabilities related to associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Samarco
Liabilities related to associates and joint ventures
Summarized financial information of Samarco

	December 31, 2019	December 31, 2018
Current assets	34	54
Non-current assets	3,940	5,877
Total assets	3,974	5,931
Current liabilities	6,990	6,066
Non-current liabilities	5,527	4,283
Total liabilities	12,517	10,349
Negative reserves	(8,543)	(4,418)
Loss for the year ended	(4,125)	(640)

Dam failure of Samarco
Liabilities related to associates and joint ventures
Schedule of movements of provision related to the Fundo dam rupture and to the de-characterization of Germano dam

	2019	2018
Balance at January 1	1,121	996
Payments	(315)	(290)
Interest accretion	200	165
Provision increase	758	403
Translation adjustment	(64)	(153)
Balance at December 31	1,700	1,121
Current liabilities	516	289
Non-current liabilities	1,184	832
Liabilities	1,700	1,121